Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended
		Oct. 26, 2023	Nov. 04, 2022	Sep. 30, 2024	Sep. 30, 2023
Warrants [Line Items]
Ordinary shares issued	[1]
Average daily closing price			90.00%
Warrants exercise price				3,850,857
Warrant exercise price		$ 10.225
Financing expense				$ 455
Warrants outstanding				6,100,000
Gross proceeds rate		7.50%
Ordinary shares percentage		1.00%
PA warrants				$ 17,739
Weighted average exercise price				$ 10.72
Remaining contractual lives				3 years 3 months 21 days
GEM Investor [Member]
Warrants [Line Items]
Equity interests outstanding				3.30%
GEM Warrant [Member]
Warrants [Line Items]
Ordinary shares issued			$ 125,000
Exercise price per share				$ 11.5
Warrants exercise price				2,839,951
Warrant exercise price				$ 11.5
Financing expense				$ 224
Public Warrant [Member]
Warrants [Line Items]
Exercise price per share				$ 16.5
Warrant exercise price				$ 11.5
Warrant purchase share				1
Warrants outstanding				750,000
Warrant price per share				$ 0.01
Private Warrant [Member]
Warrants [Line Items]
Exercise price per share				$ 16.5
Warrant purchase share				1
Warrants outstanding				350,000
Common Warrants [Member]
Warrants [Line Items]
Warrant exercise price				$ 9
FT Global Capital, Inc [Member]
Warrants [Line Items]
Warrants exercise price		25,672
Class A Ordinary Shares [Member]
Warrants [Line Items]
Warrants exercise price				9,574,077
Warrant purchase share				1
Warrants outstanding				12,431,674
Class A Ordinary Shares [Member] | Public Warrant [Member]
Warrants [Line Items]
Exercise price per share				$ 11.5
Class A Ordinary Shares [Member] | Private Warrant [Member]
Warrants [Line Items]
Exercise price per share				$ 11.5

[1]	The amounts of Class A Ordinary Shares were less than one thousand dollars.